Income Taxes (Details) - Schedule of taxes payable - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of taxes payable [Abstract]
Income taxes payable	$ 2,045,559	$ 57,761
Value added taxes payable	889,257	57,317
Business taxes payable	43,704
Withholding taxes payable	112,113
Other taxes payable	42,405	23,079
Total taxes payable	$ 3,133,038	$ 138,157	[1]

[1]	The amounts have been reclassified to conform with the Group’s decision to classify Hebron HK as assets and liabilities of discontinued operations.